Risk Management Activities, Derivatives and Financial Instruments - Schedule of Derivative Contracts and Interest Rate Swaps (Details)
warrant in Millions, t in Millions, dollars in Millions, MWh in Millions, BTU in Millions, $ in Millions
		Dec. 31, 2016 USD ($) dollars warrant t BTU MWh shares	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Number of Dynegy securities called by each warrant | shares		1
Not Designated as Hedging Instrument
Derivative [Line Items]
Right to reclaim cash, offset		$ 54	$ 106
Not Designated as Hedging Instrument | Electricity derivatives
Derivative [Line Items]
Purchase (Sales), Quantity | MWh	[1]	69
Asset (Liability) Fair Value	[1],[2]	$ (115)
Not Designated as Hedging Instrument | Electricity basis derivatives
Derivative [Line Items]
Purchase (Sales), Quantity | MWh	[3]	21
Asset (Liability) Fair Value	[2],[3]	$ (4)
Not Designated as Hedging Instrument | Natural gas derivatives
Derivative [Line Items]
Purchase (Sales), Quantity | BTU	[1]	423
Asset (Liability) Fair Value	[1],[2]	$ 123
Not Designated as Hedging Instrument | Natural gas basis derivatives
Derivative [Line Items]
Purchase (Sales), Quantity | BTU		61
Asset (Liability) Fair Value	[2]	$ (12)
Not Designated as Hedging Instrument | Emissions derivative
Derivative [Line Items]
Purchase (Sales), Quantity | t		8
Asset (Liability) Fair Value	[2]	$ (10)
Not Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Purchase (Sales), Quantity | dollars		769
Asset (Liability) Fair Value	[2]	$ (30)
Not Designated as Hedging Instrument | Common stock warrants
Derivative [Line Items]
Purchase (Sales), Quantity | warrant	[4]	16
Asset (Liability) Fair Value	[2],[4]	$ (1)

[1]	Mainly comprised of swaps, options and physical forwards.
[2]	Includes both asset and liability risk management positions, but excludes margin and collateral netting of $54 million.
[3]	Comprised of FTRs and swaps.
[4]	Each warrant is convertible into one share of Dynegy common stock.